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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  12400 High Bluff Drive, Suite 600
          San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 5/12/05


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $4,055,863



List of Other Included Managers:
NONE



                                                      FORM 13F INFORMATION TABLE


                                TITLE                 VALUE    SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         ---------  ---------  --------   --------  --- ---- -------  ---------- ------ -------  ----
ConAgra Foods, Inc.              COM    205887102  $290,233  10,741,400 SH       SOLE            10,741,400
Prudential Financial, Inc.       COM    744320102  $614,488  10,705,363 SH       SOLE            10,705,363
Prudential Financial, Inc.       COM    744320102  $156,094   2,719,400 SH       OTHER                            2,719,400
National Semiconductor Corp.     COM    637640103  $676,310  32,814,640 SH       SOLE            32,814,640
Mellon Financial Corp.           COM    58551A108  $302,979  10,615,940 SH       SOLE            10,615,940
Baxter International Inc.        COM    071813109  $447,146  13,159,084 SH       SOLE            13,159,084
CNF, Inc.                        COM    12612w104  $233,950   5,000,000 SH       SOLE             5,000,000
SPX Corp.                        COM    784635104  $184,249   4,257,145 SH       SOLE             4,257,145
Computer Associates Intl. Inc.   COM    204912109  $512,850  18,924,362 SH       SOLE            18,924,362
Sovereign Bancorp Inc.           COM    845905108  $352,344  15,900,000 SH       SOLE            15,900,000
Ceridian Corp.                   COM    156779100   $48,237   2,829,134 SH       SOLE             2,829,134
SPDR Trust Series 1              COM    78462F103  $236,984   2,009,022 SH       SOLE             2,009,022